Prepaid Operating Leases - Summary of Prepaid Operating Leases (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)		Dec. 31, 2016 CNY (¥)		Dec. 31, 2018 CNY (¥)	Jan. 01, 2017 CNY (¥) [1]
Disclosure of detailed information about arrangements involving legal form of lease [line items]
Beginning balance		¥ 379,816
Current	$ 1,875		¥ 12,546	[1]			¥ 12,546	¥ 12,546
Charge for the year	1,902	12,724	12,366	[1]	¥ 12,819	[1]
Non-current	52,996		367,270	[1]			¥ 354,546	¥ 379,636
Ending balance	54,871	367,092	379,816
Cost [member]
Disclosure of detailed information about arrangements involving legal form of lease [line items]
Beginning balance	79,158	529,577	529,577
Ending balance	79,158	529,577	529,577		529,577
Accumulated amortization [member]
Disclosure of detailed information about arrangements involving legal form of lease [line items]
Beginning balance	22,385	149,761	137,395
Charge for the year	1,902	12,724	12,366
Ending balance	$ 24,287	¥ 162,485	¥ 149,761		¥ 137,395

[1]	Restated